Note 19 - Segmented Information (Tables)	12 Months Ended
Jan. 31, 2013
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
Year Ended	January 31,	January 31,	January 31,
	2013	2012	2011
Revenues
United States	60,420	48,602	44,903
Canada	14,212	15,051	12,960
Americas, excluding Canada and United States	1,052	1,196	958
Belgium	15,668	19,319	17,705
EMEA, excluding Belgium	29,286	24,515	19,149
Asia Pacific	6,245	5,307	3,500
	126,883	113,990	99,175

Revenue from External Customers by Products and Services [Table Text Block]
Year Ended	January 31,	January 31,	January 31,
	2013	2012	2011
Revenues
Services	116,822	105,645	93,684
Licenses	10,061	8,345	5,491
	126,883	113,990	99,175

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]
	January 31,	January 31,
	2013	2012
Total long-lived assets
United States	72,510	43,312
Canada	24,249	24,926
Belgium	32,840	36,581
EMEA, excluding Belgium	40,227	19,148
Asia Pacific	4	6
	169,830	123,973